ACCOUNTS RECEIVABLE (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31,	July 31,
	2018	2017
Accounts receivable	$1,503,444	$2,614,927
Less: allowance for doubtful accounts	(1,457,363)	(1,472,296)

Accounts receivable, net	$46,081	$1,142,631

	July 31,	July 31,
	2017	2016
Accounts receivable	$2,614,927	$2,907,719
Less: allowance for doubtful accounts	(1,472,296)	(58,815)

Accounts receivable, net	$1,142,631	$2,848,904